Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details)	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 36,837,847	$ 4,742,440	$ 33,758,410
Allowance for expected credit losses	(2,668,186)	(343,497)	(1,414,818)
Total	$ 34,169,661	$ 4,398,943	$ 32,343,592